Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Foreign currency cumulative translation adjustment	$ (25,749)
Cash equivalents	0	0
Provision for doubtful accounts	$ 0	$ 0
Percentage of maximum amount of tax benefit	50.00%